Schedule of investments
Nomura Tax-Free New York Fund	November 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.28%
Education Revenue Bonds — 14.51%
Albany, New York Capital Resource Revenue
(KIPP Capital Region Public Charter Schools Project) 5.00% 6/1/64	1,000,000	$ 966,990
Buffalo & Erie County, New York Industrial Land Development Revenue
(Tapestry Charter School Project) Series A 5.00% 8/1/52	500,000	474,845
Build NYC, New York Resource Revenue
(Bay Ridge Preparatory School Project) 144A 5.00% 9/1/49 #	1,255,000	1,172,321
(Civic Bronx LLC - Bold Charter School Project) 144A 6.00% 7/1/60 #	1,100,000	1,106,501
(Classical Charter Schools Project) Series A 4.75% 6/15/53	1,700,000	1,545,011
(East Harlem Scholars Academy Charter School Project)
144A 5.75% 6/1/52 #	500,000	497,015
144A 5.75% 6/1/62 #	1,805,000	1,759,532
(Inwood Academy for Leadership Charter School Project) Series A 144A 5.50% 5/1/48 #	500,000	483,990
(KIPP NYC Public School Facilities - Canal West Project)
5.00% 7/1/35	530,000	568,547
5.00% 7/1/42	1,365,000	1,398,497
(LLC - ZETA Charter Schools Project) Series A 144A 5.375% 10/15/61 #	1,050,000	1,039,332
(Manhattan College Project) 4.00% 8/1/42	500,000	424,485
(Metropolitan College of New York Project) 5.50% 11/1/44 ‡	600,000	420,000
(Metropolitan Lighthouse Charter School Project) Series A 144A 5.00% 6/1/52 #	250,000	222,037
(New Dawn Charter Schools Project)
144A 5.00% 2/1/33 #	955,000	954,007
144A 5.75% 2/1/49 #	500,000	471,610
(New World Preparatory Charter School Project) Series A 144A 4.00% 6/15/51 #	765,000	597,128
(Success Academy Charter Schools Project) 4.00% 9/1/43	1,000,000	951,680
Clinton County, Capital Resource Revenue
(CVES BOCES Project)
144A 4.75% 7/1/43 #	1,100,000	1,127,478
NQ- VS [1125] 0126 (5100810)    1

Schedule of investments
Nomura Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Clinton County, Capital Resource Revenue
(CVES BOCES Project)
144A 5.00% 7/1/46 #	1,000,000	$ 1,038,670
Monroe County, New York Industrial Development Revenue
(Eugenio Maria de Hostos Charter School Project)
Series A 144A 5.00% 7/1/54 #	2,000,000	1,794,500
Series A 144A 5.00% 7/1/59 #	350,000	311,167
(True North Rochester Preparatory Charter School Project)
144A 5.00% 6/1/50 #	705,000	679,049
Series A 144A 5.00% 6/1/59 #	1,900,000	1,802,777
(University of Rochester Project) Series A 4.00% 7/1/50	2,125,000	1,942,484
Nassau County, New York Local Economic Assistance Revenue
(Roosevelt Children's Academy Charter School Project) Series A 5.00% 7/1/55	1,750,000	1,731,450
New York State Dormitory Authority Revenue
(Columbia University) Series A2 5.00% 10/1/46	2,500,000	2,847,550
New York State Dormitory Authority Revenue Non-State Supported Debt
Series A 5.00% 7/1/33	2,000,000	2,021,380
Series A 5.50% 5/1/49	1,000,000	1,039,130
(Vaughn College of Aeronautics and Technology) Series A 144A 5.50% 12/1/46 #	200,000	171,366
Onondaga, New York Civic Development Tax-exempt Revenue
(Syracuse University Project) 5.50% 12/1/56	1,000,000	1,099,390
Riverhead Industrial Development Agency Economic Job Development Revenue
(Riverhead Charter School Project) 5.375% 8/1/48	2,100,000	2,157,939
Yonkers, New York Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 5.00% 10/15/49	155,000	143,735
2    NQ- VS [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Yonkers, New York Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 5.00% 10/15/50	1,575,000	$ 1,477,917
		36,439,510
Electric Revenue Bonds — 5.41%
Build NYC, New York Resource Revenue
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33 (AMT) #	1,000,000	1,009,090
City of New York, Long Island Power Authority Revenue
Series A 5.25% 9/1/50	1,000,000	1,072,380
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/35	1,310,000	1,435,315
Long Island, New York Power Authority Electric System Revenue
5.00% 9/1/38	2,000,000	2,099,260
5.00% 9/1/42	1,500,000	1,535,400
New York Power Authority Revenue
Series A 5.125% 11/15/58 (AG)	3,000,000	3,155,040
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	65,000	43,388
Series A 6.75% 7/1/36 ‡	625,000	417,187
Series AAA 5.25% 7/1/26 ‡	35,000	23,275
Series TT 5.00% 7/1/32 ‡	1,120,000	747,600
Series WW 5.25% 7/1/33 ‡	195,000	130,162
Series WW 5.50% 7/1/26 ‡	750,000	498,750
Series XX 4.75% 7/1/26 ‡	40,000	26,700
Series XX 5.25% 7/1/40 ‡	1,430,000	954,525
Series ZZ 4.75% 7/1/27 ‡	30,000	20,025
Series ZZ 5.00% 7/1/26 ‡	570,000	379,050
Series ZZ 5.25% 7/1/26 ‡	50,000	33,250
		13,580,397
Healthcare Revenue Bonds — 7.17%
Albany, New York Capital Resource Revenue
(Albany Medical Center Hospital Project) Series A 5.50% 5/1/55	1,000,000	1,078,140
NQ- VS [1125] 0126 (5100810)    3

Schedule of investments
Nomura Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Buffalo & Erie County, New York Industrial Land Development Revenue
(Catholic Health System Project) Series N 5.25% 7/1/35	250,000	$ 247,578
Dutchess County, New York Local Development Revenue
(Nuvance Health)
Series B 4.00% 7/1/44	1,000,000	915,390
Series B 4.00% 7/1/49	2,000,000	1,761,180
Guilderland, New York Industrial Development Agency Revenue
(Albany Place Development LLC Project) Series A 144A 5.875% 1/1/52 #, ‡	500,000	250,000
Monroe County, New York Industrial Development Revenue
(Rochester Regional Health Project) Series A 4.00% 12/1/38	1,300,000	1,283,542
Nassau County, New York Local Economic Assistance Revenue
(Catholic Health Services of Long Island Obligated Group Project) 5.00% 7/1/33	725,000	726,979
New York State Dormitory Authority Revenue
(Memorial Sloan Kettering Cancer Center) Series 1 5.25% 7/1/54	500,000	538,630
(Montefiore Obligated Group)
Series A 4.00% 8/1/38	1,000,000	937,070
Series A 4.00% 9/1/45	2,000,000	1,749,840
(Northwell Health Obligated Group) Series A 5.00% 5/1/52	2,500,000	2,521,250
New York State Dormitory Authority Revenue Non-State Supported Debt
(Northwell Health Obligated Group) Series A 4.00% 5/1/54	2,500,000	2,247,550
(Orange Regional Medical Center Obligated Group) 144A 5.00% 12/1/34 #	700,000	703,906
Onondaga, New York Civic Development Tax-exempt Revenue
(Crouse Health Hospital, Inc. Project) Series A 5.125% 8/1/44	500,000	445,730
4    NQ- VS [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project) 4.00% 7/1/36	400,000	$ 390,420
Southold, New York Local Development Revenue
(Peconic Landing at Southold Project) 5.00% 12/1/45	750,000	739,342
Westchester County, New York Local Development Revenue
(Purchase Senior Learning Community, Inc. Project)
Series A 144A 5.00% 7/1/46 #	615,000	572,891
Series A 144A 5.00% 7/1/56 #	1,000,000	883,530
		17,992,968
Housing Revenue Bonds — 6.36%
New York City, New York Housing Development Revenue
4.80% 2/1/53	1,750,000	1,754,113
(8 Spruce Street)
Series E 4.375% 12/15/31	1,000,000	1,022,330
Series RE 5.25% 12/15/43	1,000,000	1,030,230
(Sustainability Bonds) Series 1A 5.00% 11/1/54	2,000,000	2,026,940
(Sustainable Development Bonds)
Series A 5.00% 5/1/63	2,125,000	2,148,481
Series B-1 5.30% 11/1/53	2,000,000	2,051,080
Series C-1 5.125% 11/1/55	3,005,000	3,063,808
New York State Dormitory Authority Revenue Non-State Supported Debt
(Northwell Health Obligated Group) Series A 4.00% 5/1/54 (AG)	2,000,000	1,855,900
New York State Mortgage Agency Homeowner Revenue
Series 250 4.80% 10/1/48	1,000,000	1,013,760
		15,966,642
Industrial Development Revenue/Pollution ControlRevenue Bonds — 7.94%
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 6.473% 5/15/57 ^	50,780,000	2,425,761
NQ- VS [1125] 0126 (5100810)    5

Schedule of investments
Nomura Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed) Series A 144A 9.384% 6/1/60 #, ^	65,290,000	$ 2,292,985
New York City, New York Industrial Development Agency Revenue
(Senior Trips) Series A 5.00% 7/1/28 (AMT)	830,000	830,133
(Yankee Stadium Project)
Series A 3.00% 3/1/40 (AG)	1,000,000	883,920
Series A 3.00% 3/1/49 (AG)	3,440,000	2,569,989
Series A 4.00% 3/1/45 (AG)	1,900,000	1,818,851
New York Counties, New York Tobacco Trust V Pass-Through Revenue
Series 4B 144A 0.971% 6/1/60 #, ♦, ^	39,000,000	1,638,390
New York Energy Finance Development Revenue
5.00% 7/1/56 •	2,000,000	2,144,860
New York Transportation Development Special Facilities Revenue
(Delta Airlines - LaGuardia Airport Terminals C&D Redevelopment Project) 5.00% 1/1/36 (AMT)	2,015,000	2,048,671
Suffolk County, New York Tobacco Asset Securitization Revenue
Senior Series A-2 4.00% 6/1/50	1,595,000	1,347,791
Suffolk, New York Regional Off-Track Betting Revenue
5.75% 12/1/44	1,250,000	1,271,450
Westchester County, New York Tobacco Asset Securitization Revenue
Subordinate Series C 5.00% 6/1/45	750,000	658,987
		19,931,788
Lease Revenue Bonds — 4.74%
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 2.875% 11/15/46 (BAM)	1,620,000	1,204,680
(Class 1 - 3 World Trade Center Project) 144A 5.00% 11/15/44 #	2,300,000	2,300,000
(Class 2 - 3 World Trade Center Project) 144A 5.375% 11/15/40 #	500,000	500,000
(Class 3 - 3 World Trade Center Project) 144A 7.25% 11/15/44 #	1,500,000	1,501,110
6    NQ- VS [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New York State Dormitory Authority Revenue Non-State Supported Debt
(Court Facility) Series A 5.50% 5/15/27 (AMBAC)	2,500,000	$ 2,604,300
New York State Thruway Authority Revenue
Series A-1 3.00% 3/15/49	3,055,000	2,313,521
New York State Thruway Authority State Personal Income Tax Revenue
Series A-1 3.00% 3/15/51	2,000,000	1,485,900
		11,909,511
Local General Obligation Bonds — 1.74%
New York City, New York
Fiscal 2023 Subordinate Series B-1 5.25% 10/1/47	1,500,000	1,574,025
Series F-1 3.00% 3/1/51 (BAM)	1,360,000	1,000,307
Series G-1 5.25% 2/1/50	1,000,000	1,055,850
Subseries F-1 3.00% 3/1/51	1,000,000	730,270
		4,360,452
Pre-Refunded Bond — 0.04%
New York State Dormitory Authority Revenue
(Vaughn College of Aeronautics and Technology) 144A 5.50% 12/1/46-26 #, §	100,000	102,833
		102,833
Resource Recovery Revenue Bond — 0.54%
Niagara Area, New York Development Revenue
(Covanta Project) Series A 144A 4.75% 11/1/42 (AMT) #	1,500,000	1,346,280
		1,346,280
Special Tax Revenue Bonds — 24.74%
Commonwealth of Puerto Rico Revenue
1.87% 11/1/51 •	418,041	273,295
(Subordinate)
2.449% 11/1/51 •	866,929	506,069
3.132% 11/1/43 •	5,409,093	3,468,581
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	4,832,686	4,703,147
Glen Cove, New York Local Economic Assistance Revenue
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	250,000	205,250
NQ- VS [1125] 0126 (5100810)    7

Schedule of investments
Nomura Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Hudson Yards, New York Infrastructure Revenue
(Tax-Exempt)
Series A 4.00% 2/15/44	1,000,000	$ 965,720
Series A 4.00% 2/15/47 (AG)	1,220,000	1,151,094
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	500,000	528,380
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Series A-1 5.00% 8/1/42	4,000,000	4,127,360
Series B 5.00% 5/1/48 (Subordinate Bonds)	1,000,000	1,037,970
(Subordinate Bonds) Series A-3 3.00% 5/1/45	2,000,000	1,588,920
New York City, New York Transitional Finance Authority Revenue
Series 1 5.00% 5/1/46	2,570,000	2,685,239
Series 1 5.25% 2/1/53	3,000,000	3,154,050
Series D 5.50% 5/1/52	1,000,000	1,081,190
(Subordinate Bonds) Subseries A-1 5.25% 5/1/52	1,500,000	1,591,695
New York Convention Center Development Revenue
(Hotel Unit Fee Secured) 5.00% 11/15/35	1,000,000	1,001,120
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose) Series E 3.00% 3/15/50	3,000,000	2,233,110
New York State Dormitory Authority Revenue
(Sustainability Bonds) Series A 5.25% 7/1/55	2,200,000	2,366,364
New York State Urban Development Revenue
(General Purpose) Series A 4.00% 3/15/47	2,500,000	2,320,275
New York Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue
(MTA Bridges and Tunnels) Series C-3 3.00% 5/15/51	2,215,000	1,634,847
New York Triborough Bridge & Tunnel Authority Revenue
(MTA Bridges and Tunnels) Series B 5.00% 3/15/27	2,000,000	2,063,600
(TBTA Capital Lockbox Fund) Series A 5.25% 12/1/54	2,000,000	2,121,380
8    NQ- VS [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York Triborough Bridge & Tunnel Authority Sales Tax Revenue
(TBTA Capital Lockbox - City Sales Tax)
Series A 4.00% 5/15/48	2,000,000	$ 1,872,460
Series A 4.00% 5/15/57	1,000,000	908,580
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 1.148% 7/1/46 ^	13,880,000	4,732,941
Series A-1 4.55% 7/1/40	444,000	442,966
Series A-1 4.75% 7/1/53	1,995,000	1,899,240
Series A-1 5.00% 7/1/58	8,475,000	8,262,786
Series A-1 6.011% 7/1/51 ^	9,138,000	2,277,281
Series A-2 4.536% 7/1/53	1,000,000	912,120
		62,117,030
State General Obligation Bonds — 1.40%
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	1,605,640	1,543,695
Series A-1 4.00% 7/1/46	2,230,000	1,984,209
		3,527,904
Transportation Revenue Bonds — 17.18%
Build NYC, New York Resource Revenue
(TRIPS Obligated Group) 5.50% 7/1/55 (AMT)	3,000,000	3,120,090
New York Metropolitan Transportation Authority Revenue
Series A-2 4.00% 11/15/43	2,500,000	2,344,600
(Climate Bond Certified - Green Bonds)
Series A 4.00% 11/15/48 (BAM)	750,000	688,545
Series A 5.25% 11/15/55	1,000,000	1,052,560
Series B 4.00% 11/15/43	1,000,000	947,770
Series B 4.00% 11/15/44	1,000,000	938,280
Series B 5.00% 11/15/52	1,000,000	1,010,100
Series E 4.00% 11/15/45	1,500,000	1,380,945
(Sustainable Bonds) Series A 5.25% 11/15/49	1,500,000	1,580,985
New York State Thruway Authority General Revenue
Series O 3.00% 1/1/51 (BAM)	2,000,000	1,474,860
(Junior Indebtedness Obligations) Series B 4.00% 1/1/50	1,775,000	1,622,439
NQ- VS [1125] 0126 (5100810)    9

Schedule of investments
Nomura Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Special Facilities Revenue
(Delta Airlines - LaGuardia Airport Terminals C&D Redevelopment Project) 4.00% 1/1/36 (AMT)	1,500,000	$ 1,461,990
(JFK Airport Terminal 6 Redevelopment Project) Series A 5.50% 12/31/60 (AMT)	4,450,000	4,548,923
(John F. Kennedy International Airport Terminal 4 Project) 5.00% 12/1/38 (AMT)	340,000	360,009
(John F. Kennedy International Airport Terminal 6 Redevelopment Project-Green Bonds)
Series A 4.50% 12/31/54 (AG) (AMT)	1,500,000	1,432,245
Series A 5.50% 12/31/54 (AMT)	2,500,000	2,566,500
(John F. Kennedy International Airport New Terminal 1 Project-Green Bonds) 5.375% 6/30/60 (AMT)	2,000,000	2,007,140
(LaGuardia Airport Terminal B Redevelopment Project)
Series A 5.00% 7/1/41 (AMT)	2,000,000	2,000,160
Series A 5.25% 1/1/50 (AMT)	1,000,000	999,980
(Terminal 4 John F. Kennedy International Airport Project) 5.00% 12/1/32 (AMT)	2,000,000	2,191,160
New York Triborough Bridge & Tunnel Authority Revenue
(MTA Bridges and Tunnels) Subseries A-1 5.50% 11/15/53	1,000,000	1,094,730
Port Authority of New York & New Jersey Revenue
Series 221 4.00% 7/15/55 (AMT)	2,500,000	2,214,675
Series 234 5.50% 8/1/52 (AMT)	2,000,000	2,119,140
Series 248 5.00% 1/15/55	1,500,000	1,585,515
Two Hundred Twenty-First Series 4.00% 7/15/60 (AMT)	2,750,000	2,397,945
		43,141,286
Water & Sewer Revenue Bonds — 6.51%
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution)
4.00% 6/15/41	1,000,000	1,000,660
Fiscal 2020 Series GG-1 4.00% 6/15/50	1,000,000	924,320
Series AA 5.25% 6/15/53	8,600,000	9,127,696
Subseries AA-1 3.50% 6/15/48	400,000	340,040
Subseries CC-1 5.25% 6/15/54	2,645,000	2,798,807
10    NQ- VS [1125] 0126 (5100810)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
New York State Environmental Facilities Clean Water and Drinking Water Revenue
(New York Municipal Water Finance Authority Projects - Second Resolution Bonds) Series A 5.25% 6/15/53	2,000,000	$ 2,168,060
		16,359,583
Total Municipal Bonds (cost $248,231,238)		246,776,184

Short-Term Investments — 0.44%
Variable Rate Demand Note — 0.44%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Subseries A-4 2.85% 8/1/43 (SPA - Mizuho Bank)¤	1,100,000	1,100,000
Total Short-Term Investments (cost $1,100,000)		1,100,000
Total Value of Securities—98.72% (cost $249,331,238)		247,876,184

Receivables and Other Assets Net of Liabilities—1.28%		3,207,672
Net Assets Applicable to 24,179,217 Shares Outstanding—100.00%		$251,083,856
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2025, the aggregate value of Rule 144A securities was $28,329,495, which represents 11.28% of the Fund’s net assets.
‡	Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
NQ- VS [1125] 0126 (5100810)    11

Schedule of investments
Nomura Tax-Free New York Fund
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2025.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMBAC – Insured by American Municipal Bond Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
12    NQ- VS [1125] 0126 (5100810)